Countervailing ("CVD") and antidumping ("ADD") duty dispute - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Duty Recoverable Attributable To AR3	$ 62	$ 0
Export duties payable	24	73	$ 69
USDOC
Disclosure of contingent liabilities [line items]
Export duties payable	$ 836	$ 784